Convertible Notes	3 Months Ended
Mar. 31, 2011
Convertible Notes
Convertible Notes

(11)            Convertible Notes

On November 13, 2006, the Company issued $180,000 aggregate principal amount of 4.625% convertible senior notes due 2026 (“Old Notes”).  During the year ended December 31, 2010, the Company offered to exchange or purchase all of the outstanding notes, provided that the amount of cash to be used for this purpose did not exceed $15,000.  The transaction resulted in the Company repurchasing $15,000 of notes at their face value and exchanging notes with a face value of $29,215 for new 5.0% convertible senior notes due 2029 (“New Notes”). As of March 31, 2011, a combined total of $110,000 in principal remained outstanding.

Interest on the notes is payable semi-annually.  The Old Notes mature on November 15, 2026 unless repurchased, redeemed or converted in accordance with their terms prior to that date.  The earliest date holders of the Old Notes may require the Company to repurchase their notes in whole or in part is November 15, 2011.  Prior to November 21, 2011, the Company may not redeem the Old Notes prior to the date on which they mature except to the extent necessary to preserve its status as a REIT.  However, on or after November 21, 2011, the Company may redeem the Old Notes, in whole or in part, subject to the redemption terms in the note.  Following the occurrence of certain change in control transactions, the Company may be required to repurchase the Old Notes in whole or in part for cash at 100% of the principal amount of the Old Notes to be repurchased plus accrued and unpaid interest.

Holders of the Old Notes may convert their notes into cash or a combination of cash and common stock, at the Company’s option, at any time on or after October 15, 2026, but prior to the close of business on the second business day immediately preceding November 15, 2026, and also following the occurrence of certain events.  Subject to certain exceptions, upon a conversion of Old Notes the Company will deliver cash and shares of its common stock, if any, based on a daily conversion value calculated on a proportionate basis for each trading day of the relevant 30 day trading period.  The conversion rate as of March 31, 2011, for each $1 principal amount of Old Notes was 48.2824 shares of our common stock, subject to adjustment under certain circumstances.  This is equivalent to a conversion price of approximately $20.71 per share of common stock.

The terms of the New Notes are the same as the terms of the Old Notes, except that (i) the interest rate on the New Notes is 5.0% per annum; (ii) the maturity date of the New Notes is November 15, 2029; (iii) the initial conversion price for the New Notes is $9.72 per share; (iv) the Company will not be permitted to redeem the New Notes prior to November 21, 2014; and (v) the earliest date holders of the New Notes may require the Company to repurchase their notes in whole or in part is November 15, 2014.

At March 31, 2011 and December 31, 2010, the Company has recorded $1,949 and $650, respectively of accrued interest related to the convertible notes.  This amount is included in accounts payable and accrued expenses on the Company’s consolidated balance sheets.

The Company accounts for its convertible notes by separately accounting for the debt and equity components of the notes.  The value assigned to the debt component was the estimated fair value of a similar bond without the conversion feature, which results in the debt being recorded at a discount.  The debt is subsequently accreted to its par value over the conversion period with a rate of interest being reflected in earnings that reflects the market rate at issuance.  The Company has recorded $9,412 to additional paid in capital on the accompanying consolidated balance sheets, at March 31, 2011 and December 31, 2010, to reflect the equity portion of the convertible notes.  The debt component is recorded at its fair value, which reflects an unamortized debt discount.  The following table sets forth the debt and equity components included in the consolidated balance sheets at March 31, 2011 and December 31, 2010.

	March 31, 2011	December 31, 2010

Equity Component (a)	$9,290	9,279

Debt Component	$113,005	113,005
Unamortized Discount (b)	(2,277)	(2,640)

Net Carrying Value	$110,728	110,365

(a)         The equity component is net of equity issuance costs and accumulated amortization of $122 and $133 at March 31, 2011 and December 31, 2010, respectively.

(b)         The unamortized discount will be amortized into interest expense on a monthly basis through November 2011 for the Old Notes and November 2014 for the New Notes.

Total interest expense related to the convertible notes for the three months ended March 31, 2011 and 2010 was calculated as follows:

	March 31, 2011	March 31, 2010

Interest expense at coupon rate	$1,299	1,445
Discount amortization	363	348

Total interest expense (a)	$1,662	1,793

(a)         The effective interest rate of the Old Notes is 5.875% and the effective interest rate of the New Notes is 7.0%, which is the rate at which a similar instrument without the conversion feature could have been obtained in November 2006 and August 2010, respectively.

In November 2011, the holders of $80,785 in face value of convertible notes have the right to require us to repurchase the notes.  The Company anticipates being able to fund any repurchase requests using funds from one or more possible sources available to it, including but not limited to, issuing new notes, draws on the Company’s unsecured line of credit facility, proceeds from financing unencumbered properties and proceeds from the sale of shares under the ATM issuance program.